Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 29, 2018
Registrant Name	dei_EntityRegistrantName	360 Funds
Central Index Key	dei_EntityCentralIndexKey	0001319067
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ims
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2018
Prospectus Date	rr_ProspectusDate	Oct. 29, 2018
IMS Capital Value Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMSCX
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE IMS CAPITAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	<a name="prospectusa002"></a>Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IMS Capital Value Fund (the “Value Fund”) is long-term growth from capital appreciation, and secondarily, income from dividends.
Expense [Heading]	rr_ExpenseHeading	<a name="prospectusa003"></a>Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Value Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 39 of the Value Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.21%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.52%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<a name="prospectusa005"></a>Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example above, affect the Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.01% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Value Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect only through October 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,052
Strategy [Heading]	rr_StrategyHeading	<a name="prospectusa006"></a>Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The Value Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Adviser employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The Adviser seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion. The Adviser generally seeks companies that it believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Value Fund’s portfolio fall into one of the Adviser’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries (i.e., companies buying other companies in an industry) and industries that, in the past, have declined less than others during general market declines (i.e., defensive industries). The Adviser believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the Adviser carefully diversifies the Value Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Value Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Value Fund may also invest in common stocks of any capitalization. The Value Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”) and open-end and closed-end mutual funds) that invest in the securities described above.

The Value Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the Adviser’s target sell price; and (2) the company demonstrates that it may be losing positive momentum as described above. The Value Fund also could sell a portfolio company earlier if the Adviser believes that the company’s stock price may not reach the Adviser’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation. The Value Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks.

As a result of the Adviser’s overall strategy, the Value Fund engages in active trading of portfolio securities which causes the Value Fund to experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	<a name="prospectusa007"></a>Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective. Generally, the Value Fund will be subject to the following additional risks:

●	Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Turnover risk – Through active trading, the Value Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	Mid-cap risk – The Value Fund invests in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-sized companies may pose additional risks, including liquidity risk, because such companies tend to have limited product lines, markets and financial resources, and depend upon a relatively small management group.

●	Large-cap risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Management style risk – The Value Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

●	Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

●	Investment company securities risk – When the Value Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Value Fund will incur higher expenses, many of which may be duplicative. In addition, the Value Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. To the extent that the Value Fund invests in ETFs that invest in commodities, the Value Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Industry risk – The value of securities in a particular industry (such as financial services, technology or healthcare) may decline because of changing expectations for the performance of a particular industry. The Fund intends to hold a number of different individual securities, seeking to manage risks in a particular industry. However, the Fund does concentrate on the healthcare, technology, financial services, communications/entertainment, consumer, consolidating and defensive industries. As a consequence, the share price of the Fund may fluctuate in response to factors affecting a particular industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political, or regulatory occurrence affecting the aforementioned industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<a name="prospectusa008"></a>Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Value Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Value Fund. Past performance of the Value Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Value Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	<u>www.imsfunds.com</u>
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
2007	rr_AnnualReturn2007	0.37%
2008	rr_AnnualReturn2008	(33.37%)
2009	rr_AnnualReturn2009	21.07%
2010	rr_AnnualReturn2010	16.88%
2011	rr_AnnualReturn2011	(9.27%)
2012	rr_AnnualReturn2012	8.34%
2013	rr_AnnualReturn2013	29.44%
2014	rr_AnnualReturn2014	6.19%
2015	rr_AnnualReturn2015	(1.77%)
2016	rr_AnnualReturn2016	7.46%
2017	rr_AnnualReturn2017	11.88%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Value Fund’s year-to-date return as of September 30, 2018 was 6.86%. During the periods shown in the bar chart, the highest return for a quarter was 16.07% during the quarter ended September 30, 2009 and the lowest return for a quarter was (27.06)% during the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Value Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.

1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	4.17%
IMS Capital Value Fund | After Taxes on Distributions | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	3.91%
IMS Capital Value Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	3.37%
IMS Capital Value Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.80%
10 Years	rr_AverageAnnualReturnYear10	8.49%
IMS Strategic Income Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMSIX
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE IMS STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	<a name="prospectusa002"></a>Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IMS Strategic Income Fund (the “Income Fund”) is current income, and a secondary objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	<a name="prospectusa003"></a>Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Income Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 39 of the Income Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.26%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.03%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[2]
Total Annual Fund Operating Expenses after Fee waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<a name="prospectusa005"></a>Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 758.79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	758.79%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Income Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through October 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,559
Strategy [Heading]	rr_StrategyHeading	<a name="prospectusa006"></a>Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Income Fund is current income, and a secondary objective is capital appreciation. The Adviser has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The Adviser allocates the Income Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the Adviser may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

The Income Fund can invest in debt securities of any duration and maturity. The Income Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality, each at the time of purchase. The Income Fund may invest up to 100% (measured at the time of purchase) of its assets in domestic investment grade fixed income securities of any duration and maturity. The Income Fund may also invest up to 45% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Income Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Adviser has determined that the securities are liquid. At times, the Income Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Adviser, the security will be valued at a fair value determined in good faith by the Adviser. There is no assurance that the Income Fund will receive fair valuation upon the sale of a security. The Income Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

Subject to the limitations described above, the Income Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the Adviser’s overall strategy, the Income Fund engages in active trading of portfolio securities which causes the Income Fund to experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	<a name="prospectusa007"></a>Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

●	Fixed income securities risk – The value of the Income Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust the price to market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

●	High yield securities risk – The Income Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed-income securities and unrated securities of similar credit quality (commonly known as junk bonds). The issuers of such bonds have a lower ability to make principal and interest payments, and are thus more likely to default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Income Fund to sell the securities at the value the Income Fund previously placed on them. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Income Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Income Fund could also lose its entire investment. When the Income Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign securities risk.”

●	Distressed securities risk – Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Income Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Income Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Income Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Income Fund’s original investment. Distressed securities also may have restrictions on resale.

●	Liquidity risk – Illiquid and/or restricted securities in the Income Fund’s portfolio may reduce the Income Fund’s returns because the Income Fund may be unable to sell such illiquid securities at an advantageous time or when required to do so (such as in response to redemption requests), or may be able to sell them only at less than their market value. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.

●	Dividend strategy risk – There can be no assurances that the Adviser will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Adviser’s expectations as to potential dividends are wrong, the Income Fund’s performance may be adversely affected. The strategy also will expose the Income Fund to increased trading costs and potential for short-term capital losses or gains.

●	Dividend tax risk – There can be no assurances that the dividends received by the Income Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Income Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of non-corporate Income Fund shareholders. Furthermore, there is no guarantee that dividends received by the Income Fund will continue to receive favorable tax treatment in future years.

●	Market risk – Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. The strategy used by the Adviser may fail to produce the intended results and you could lose money.

●	Turnover risk – Through active trading, the Income Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	Preferred stock risk – Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock issuers, under certain conditions, may skip or defer dividend payments for long periods of time. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

●	REIT risk – To the extent that the Income Fund invests in companies that invest in real estate, such as REITs, the Income Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

●	Investment company securities risk – When the Income Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Income Fund will incur higher expenses, many of which may be duplicative. In addition, the Income Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Income Fund invests in ETFs that invest in commodities, the Income Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Structured notes risk – Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

●	Income trust risk – Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Income Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

●	Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<a name="prospectusa008"></a>Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Income Fund’s investment results have varied from year to year. The table below shows how the Income Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Income Fund. Past performance of the Income Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Income Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	<u>www.imsfunds.com</u>
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
2007	rr_AnnualReturn2007	(0.34%)
2008	rr_AnnualReturn2008	(39.31%)
2009	rr_AnnualReturn2009	32.45%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(4.57%)
2012	rr_AnnualReturn2012	15.45%
2013	rr_AnnualReturn2013	8.51%
2014	rr_AnnualReturn2014	(11.19%)
2015	rr_AnnualReturn2015	(22.77%)
2016	rr_AnnualReturn2016	(2.24%)
2017	rr_AnnualReturn2017	(5.38%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Income Fund’s year-to-date return as of September 30, 2018 was (5.08)%. During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was (25.03)% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual income tax in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Income Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.

1 Year	rr_AverageAnnualReturnYear01	(5.38%)
5 Years	rr_AverageAnnualReturnYear05	(7.20%)
10 Years	rr_AverageAnnualReturnYear10	(3.65%)
IMS Strategic Income Fund | After Taxes on Distributions | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.88%)
5 Years	rr_AverageAnnualReturnYear05	(10.45%)
10 Years	rr_AverageAnnualReturnYear10	(6.93%)
IMS Strategic Income Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	(6.76%)
10 Years	rr_AverageAnnualReturnYear10	(3.86%)
IMS Strategic Income Fund | Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.00%
IMS Dividend Growth Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMSAX
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE IMS DIVIDEND GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	<a name="prospectusa002"></a>Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IMS Dividend Growth Fund (the “Growth Fund”) is long-term growth from capital appreciation and dividends.
Expense [Heading]	rr_ExpenseHeading	<a name="prospectusa003"></a>Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 29 of the Growth Fund’s prospectus and the section captioned “Purchases, Redemptions and Special Shareholder Services” beginning on page 39 of the Growth Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed, a redemption fee will be assessed on shares of the Fund that are held for 90 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.26%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.86%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses after Fee waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	<a name="prospectusa005"></a>Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.39%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Growth Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect only through October 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,449
Strategy [Heading]	rr_StrategyHeading	<a name="prospectusa006"></a>Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Growth Fund is long-term growth from capital appreciation and dividends. The Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Adviser employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index. The Growth Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Growth Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the Adviser’s assessment of the relative opportunities and risks related with each category.

In selecting the Growth Fund’s investments, the Adviser employs a combination of fundamental, technical and macro market research to identify companies that the Adviser believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production. Individual securities are selected based on the Adviser’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. Equity securities in which the Growth Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Growth Fund may also invest up to 40% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.

The Growth Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

Subject to the limitations described above, the Growth Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the Adviser’s overall strategy, the Growth Fund engages in active trading of portfolio securities which causes the Growth Fund to experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	<a name="prospectusa007"></a>Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. Generally, the Growth Fund will be subject to the following additional risks:

●	Market risk – Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●	Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. The strategy used by the Adviser may fail to produce the intended results and you could lose money.

●	Turnover risk – Through active trading, the Growth Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

●	REIT risk – To the extent that the Growth Fund invests in companies that invest in real estate, such as REITs, the Growth Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal tax purposes.

●	Investment company securities risk – When the Growth Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Growth Fund will incur higher expenses, many of which may be duplicative. In addition, the Growth Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Growth Fund invests in ETFs that invest in commodities, the Growth Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

●	Foreign securities risk – Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

●	Small-cap risk – The Growth Fund plans to invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

●	Mid-cap risk – The Growth Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

●	Large-cap risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Growth Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<a name="prospectusa008"></a>Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Growth Fund’s investment results have varied from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. Past performance of the Growth Fund is not necessarily an indication of how it will perform in the future. Performance prior to June 20, 2014 is the performance of a predecessor fund. IMS Capital Management, Inc. has served as adviser to the Growth Fund since its inception on June 20, 2014 and also served as adviser to the predecessor fund. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	<u>www.imsfunds.com</u>
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
2007	rr_AnnualReturn2007	1.59%
2008	rr_AnnualReturn2008	(35.26%)
2009	rr_AnnualReturn2009	21.28%
2010	rr_AnnualReturn2010	13.44%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	11.65%
2013	rr_AnnualReturn2013	21.08%
2014	rr_AnnualReturn2014	11.08%
2015	rr_AnnualReturn2015	(8.51%)
2016	rr_AnnualReturn2016	16.49%
2017	rr_AnnualReturn2017	17.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Growth Fund’s year-to-date return as of September 30, 2018 was 3.16%. During the period shown in the bar chart, the highest return for a quarter was 13.02% during the quarter ended June 30, 2009 and the lowest return for a quarter was (19.91)% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Growth Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235 or accessed on the Adviser’s website at www.imsfunds.com.

1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	5.36%
IMS Dividend Growth Fund | After Taxes on Distributions | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	10.53%
10 Years	rr_AverageAnnualReturnYear10	4.59%
IMS Dividend Growth Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	8.86%
10 Years	rr_AverageAnnualReturnYear10	4.00%
IMS Dividend Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.80%
10 Years	rr_AverageAnnualReturnYear10	8.49%

[1]	IMS Capital Management, Inc. (the "Adviser" or"IMS") contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund's business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) do not exceed 1.95% of the Value Fund's average daily net assets through October 31, 2019, subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days' written notice prior to the end of the then-current term of the agreement.
[2]	The Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund's business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund's average daily net assets through October 31, 2019, subject to the Adviser's right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days' written notice prior to the end of the then-current term of the agreement.